ARDENT MINES LIMITED - INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS FOR SEPTEMBER 30, 2011 (USD $)	3 Months Ended	134 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,075,548)	$ (8,682,851)
Debt forgiveness		(37,714)
Gain on derivative liabilities	(56,442)	(56,442)
Options expense	1,238,595	3,236,325
Imputed interest on related party payable		1,290
Stock issued for services		2,575,000
Change in:
Prepaid expenses	(35,417)	(35,417)
Accounts payable accrued liabilities	43,825	269,255
NET CASH USED IN OPERATING ACTIVITIES	(884,987)	(2,730,554)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of property and equipment	(6,127)	(9,768)
Cash paid for acquisition of mining rights	(278,701)	(528,701)
NET CASH PROVIDED BY INVESTING ACTIVITIES	(284,828)	(538,469)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of common stock, net of issuance costs	901,503	3,120,560
Advances from related party	8,244	24,373
Proceeds from notes payable		750,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	909,747	3,894,933
EFFECTS OF FOREIGN EXCHANGE ON CASH	153,492	153,492
NET CHANGE IN CASH	(106,576)	779,402
CASH AT BEGINNING OF PERIOD	885,978
CASH AT END OF PERIOD	779,402	779,402
Derivative liabilities	$ 625,829	$ 625,829